Consolidated Balance Sheets (Parentheticals) - shares	Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares
Ordinary shares authorized	450,000,000	450,000,000
Ordinary shares issued	49,588,235	11,000,000
Ordinary shares outstanding	49,588,235	11,000,000
Class B Ordinary Shares
Ordinary shares authorized	50,000,000	50,000,000
Ordinary shares issued	1,000,000	1,000,000
Ordinary shares outstanding	1,000,000	1,000,000